CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2024
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Contract costs incurred to date	$11,938	$13,272
Profit recognized to date (less recognized losses)	(99)	117
	$11,839	$13,389
Less: progress billings	(12,213)	(13,723)
Contract work in progress (liability)	$(374)	$(334)
Comprising:
Amounts due from customers – work in progress	$167	$167
Amounts due to customers – creditors	(541)	(501)
Net work in progress	$(374)	$(334)